Related Parties - Summary of Transactions Between Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	₩ 19,923	₩ 7,757	₩ 7,071
Electricity purchase	750,148	552,692	689,510
Outstanding balances for related party transactions [abstract]
Trade receivables	6,282	388
Trade payables	114,613	65,794
Non-trade receivables and others	493	213
Korea Gas Corporation
Disclosure of transactions between related parties [line items]
Electricity sales	96,362	97,685	116,484
Purchase of power generation fuel	5,646,713	3,270,972	4,049,486
Outstanding balances for related party transactions [abstract]
Trade receivables	10,015	9,969
Trade payables	800,509	428,763
Non-trade receivables and others	187	95
Non-trade payables and others	759	617
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	46	32	1
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	77	31
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	207	325	327
REC purchase	3,532	3,313	3,626
Outstanding balances for related party transactions [abstract]
Trade payables	115	57
Haeng Bok Do Si Photovoltaic Power Co Ltd
Disclosure of transactions between related parties [line items]
REC purchase	393	370	450
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	11,208	10,833	11,085
Electricity metering service fee	241,925	212,366	245,057
Outstanding balances for related party transactions [abstract]
Trade receivables	269	508
Trade payables	873	133
Non-trade receivables and others	15	16
Non-trade payables and others	5,880	3,779
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	514,470	47,701	19,245
Electricity purchase	987,540	0	32
Outstanding balances for related party transactions [abstract]
Trade receivables	495	2,181
Trade payables	218,627
Non-trade receivables and others	76,855	9,214
Non-trade payables and others	59,987	64,986
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	14,200	10,178	7,446
Outstanding balances for related party transactions [abstract]
Trade receivables	826	661
Non-trade receivables and others	465	146
Non-trade payables and others	97
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	23,501	20,791	21,218
Electricity purchase	653,306	520,737	119,162
Outstanding balances for related party transactions [abstract]
Trade receivables	1,788	1,348
Trade payables	79,828	47,948
Non-trade receivables and others	3,116	2,823
Non-trade payables and others	99	85
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	30	30	30
REC purchase	10,014	10,634	22,767
Outstanding balances for related party transactions [abstract]
Trade receivables	3	3
Non-trade receivables and others	1,169	969
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	620	700	627
Electricity purchase	13,612	10,713	9,425
Outstanding balances for related party transactions [abstract]
Trade receivables	52	47
YTN Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,922	1,805	2,257
Service purchase	388	353	333
Outstanding balances for related party transactions [abstract]
Trade receivables	99	97
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	49	34	18
Electricity purchase	18,996	18,678	13,811
Outstanding balances for related party transactions [abstract]
Trade receivables	1	5
Non-trade receivables and others	20,658	13,946
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	20	102	4,755
Electricity purchase	0	24	3,022
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	11,728
Korea Electric Vehicle Charging Service
Disclosure of transactions between related parties [line items]
Electricity sales	3,059	1,956	1,029
Service purchase	393	581	536
Outstanding balances for related party transactions [abstract]
Trade receivables	193	141
Non-trade receivables and others	120	281
Yaksu ESS Co., Ltd.
Disclosure of transactions between related parties [line items]
Service purchase	1,715	217	1,191
Outstanding balances for related party transactions [abstract]
Trade payables	1,374	739
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,865	2,109	2,433
Electricity purchase	19,623	23,350	24,116
Outstanding balances for related party transactions [abstract]
Trade receivables	8	6
Trade payables	4,293	2,678
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	486	23	122
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	532	1,356
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	755	85	0
Outstanding balances for related party transactions [abstract]
Trade receivables	922
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Design service	11,934	17,257	13,106
Electricity purchase	0	349,778	507,662
Outstanding balances for related party transactions [abstract]
Trade receivables	229	554
Trade payables		9,825
Korea Power Exchange
Disclosure of transactions between related parties [line items]
Service sales	39,796	25,919	7,670
Trading fees	86,716	87,361	120,509
Outstanding balances for related party transactions [abstract]
Trade receivables	627	1,608
Trade payables		1,362
Non-trade receivables and others	1,300	24
Non-trade payables and others	2,189	70,456
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	44	226	991
Electricity purchase	5,930	4,003	7,070
Outstanding balances for related party transactions [abstract]
Trade payables	560	443
Non-trade receivables and others		1,405
Non-trade payables and others	262
Taeback Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	26	37	77
Electricity purchase	5,910	5,023	349
Taebaek Guinemi Wind Power Co., Ltd
Outstanding balances for related party transactions [abstract]
Trade payables	670	413
Non-trade payables and others		509
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,180	2,064	1,189
Electricity purchase	4,099	3,969	5,188
Outstanding balances for related party transactions [abstract]
Trade receivables	4	3
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,944	1,947	1,879
Electricity purchase	157,234	99,523	144,862
Outstanding balances for related party transactions [abstract]
Trade receivables	213	189
Trade payables	21,362	16,079
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	463	2,067	927
Electricity purchase	6,213	6,084	6,994
Outstanding balances for related party transactions [abstract]
Trade payables	724	461
Non-trade payables and others	295	309
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	21,127	31,557	15,792
Electricity purchase	760,377	660,351	681,379
Outstanding balances for related party transactions [abstract]
Trade receivables	383	386
Trade payables	113,529	91,213
Non-trade receivables and others	272	321
Non-trade payables and others	17	36
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	14	16	17
Electricity purchase	3,222	3,564	3,377
Outstanding balances for related party transactions [abstract]
Trade receivables	1	1
Trade receivables	82	137
Trade payables		14
Non-trade payables and others		187
S-Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	5,229	6,682	6,535
Electricity purchase	608,530	293,515	522,469
Outstanding balances for related party transactions [abstract]
Trade payables	91,277	23,415
Non-trade receivables and others	48	46
PND Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	416	409	407
Electricity purchase	5,502	5,234	557
Outstanding balances for related party transactions [abstract]
Trade payables		58
Hyundai Ecoenergy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	187	167	117
Electricity purchase	25,762	17,777	6,810
Outstanding balances for related party transactions [abstract]
Trade receivables	19	16
Trade payables	732
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	78	77	81
Electricity purchase	11,729	9,151	6,511
Outstanding balances for related party transactions [abstract]
Trade receivables	6	8
Korea Energy Solution Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	2	7	52
Electricity purchase	0	0	15
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase	742	373	0
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	0	14	0
Electricity purchase	1,238	0	0
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	22	14	0
Electricity purchase	14,286	0	0
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Service sales	399	291	0
Muan Solar Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	232	57	0
Electricity purchase	31,017	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables		24
Non-trade receivables and others	23
Go deok Clean Energy Co., Ltd
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		1
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,820	2,974	5,606
Outstanding balances for related party transactions [abstract]
Trade receivables		2
Non-trade receivables and others	1,198	712
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	52	30	0
Electricity purchase	15,900	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	1,748
Nine Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales and others	125,723	66,755	98,450
Haeng Bok Do Si Photovoltaic Power
Disclosure of transactions between related parties [line items]
Electricity sales	2	2	2
Energy Infra Asset Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	4,629	0	0
Service sales	2,657	0	0
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	295	0	0
Electricity purchase	16,360	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	8,397
Non-trade receivables and others	119
Non-trade payables and others	1,571
ITR Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	3	0	0
Structure test network Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	5	0	0
Bitgoel Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	282	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	27
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	624	0	0
Electricity purchase	24,601	0	0
Daewon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	155	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	94
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	13	0	0
UD four M Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	4	0	0
Dongbu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	5	0	0
Electricity purchase	2,605	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables	1
Trade payables	98
Non-trade payables and others	90
Seobu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	8	0	0
Electricity purchase	2,936	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	177
Non-trade payables and others	105
SureDataLab Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
Hankook Electric Power Information Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
KOSTURE Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
Outstanding balances for related party transactions [abstract]
Trade receivables	1
Goesan Solar park Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase	6,209	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	73
Jeju Gimnyeong Wind Power Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase	12,833	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	885
Seoroseoro Sunny Power Plant Co Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase	217	0	0
YuDang Solar Co., Ltd
Disclosure of transactions between related parties [line items]
Electricity purchase	3,495	0	0
One Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity purchase	502	0	0
Four Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	3,196	3,248
Non-trade payables and others	502
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	467	217	154
Outstanding balances for related party transactions [abstract]
Trade receivables	42	56
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	16,469	13,791	9,922
Electricity purchase	57	66	58,747
Outstanding balances for related party transactions [abstract]
Trade receivables	4,164	1,592
Non-trade receivables and others	1,350	1,186
Non-trade payables and others	1
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of transactions between related parties [line items]
Service sales	8,159	4,816	3,437
Electricity purchase	5,409	1,120	2,847
Outstanding balances for related party transactions [abstract]
Trade receivables	52	57
Trade payables	1,009	10
Non-trade receivables and others	13,297	11,749
Non-trade payables and others	11,306	9,119
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,053	1,285	1,151
Electricity purchase	289,052	215,224	296,464
Outstanding balances for related party transactions [abstract]
Trade receivables	71	44
Trade payables	35,766	26,213
Non-trade receivables and others	55	55
KAPES, Inc.
Disclosure of transactions between related parties [line items]
Commission	413	476	504
Service purchase	64,140	219,673	142,511
Outstanding balances for related party transactions [abstract]
Trade receivables	2	2
Non-trade receivables and others		5,172
Non-trade payables and others	2,121	20,577
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	71	502	657
Electricity purchase	4,807	4,382	5,306
Outstanding balances for related party transactions [abstract]
Trade payables	575	216
Non-trade payables and others		345
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	588	1,213	1,198
Electricity purchase	3,145	5,982	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		162
Non-trade payables and others		692
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	339	203	348
Service purchase	1,315	1,594	1,774
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	48	43
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	1,701	1,932	1,495
Electricity purchase	44,315	33,164	26,370
Outstanding balances for related party transactions [abstract]
Trade receivables	34	62
Trade payables	7,941	4,898
Non-trade receivables and others	149	9,460
Non-trade payables and others		9,559
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Construction revenue	14	14	354
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	2,329	2,657	2,397
Electricity purchase	327,536	222,069	313,471
Outstanding balances for related party transactions [abstract]
Trade receivables	126	98
Trade payables	41,410	27,428
Non-trade receivables and others	167	165
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,836	1,788	1,744
Electricity purchase	9,471	11,232	11,739
Outstanding balances for related party transactions [abstract]
Trade receivables	6	8
Trade payables	1,099	405
Non-trade receivables and others	53	159
Non-trade payables and others		1,747
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	818	793	705
Electricity purchase	21,004	24,103	11,940
Outstanding balances for related party transactions [abstract]
Trade receivables	10	12
Trade payables	730	886
Non-trade receivables and others	59	54
Non-trade payables and others		3,038
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1,920	33	0
Electricity purchase	5,852	3,848	0
Outstanding balances for related party transactions [abstract]
Trade receivables	5	5
Non-trade payables and others		625
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [line items]
Service sales	1,727	1,388	0
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	2,598	1,639	721
Outstanding balances for related party transactions [abstract]
Trade receivables		4
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [line items]
Electricity sales	10	8	15
Outstanding balances for related party transactions [abstract]
Non-trade payables and others	10
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	376	353	452
REC purchase	7,895	7,296	7,843
Outstanding balances for related party transactions [abstract]
Trade receivables	2	2
Trade payables	281	135
Non-trade payables and others		780
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [line items]
Service purchase	323	337	502
Outstanding balances for related party transactions [abstract]
Non-trade payables and others	7
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
REC purchase	3,146	2,472	3,067
Outstanding balances for related party transactions [abstract]
Trade payables	102
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	523	703	39
Electricity purchase	146,776	104,854	0
Outstanding balances for related party transactions [abstract]
Trade receivables	11	11
Trade payables	5,120	7,694
Non-trade receivables and others	120	216
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	2	3	0
Electricity purchase	5,080	0	0
Outstanding balances for related party transactions [abstract]
Trade payables		2,473
Non-trade receivables and others		5
Non-trade payables and others		5
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	30	29	6
Outstanding balances for related party transactions [abstract]
Trade receivables	2	2
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service sales	1,141	2,846	2,230
Electricity purchase	5	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	4,268	3,141
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	0	0	105
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	32	33	4
Electricity purchase	4,139	3,953	0
Outstanding balances for related party transactions [abstract]
Trade receivables	3	3
Trade payables	276	326
Bitsolar Energy Co., Ltd.,
Disclosure of transactions between related parties [line items]
Electricity sales	296	42	0
Electricity purchase	5,703	0	0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	7
Non-trade payables and others	54
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase	2,815	19	0
Outstanding balances for related party transactions [abstract]
Trade receivables	1
Trade payables	54	1
Non-trade payables and others	24
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	6	4	0
Electricity purchase	1,625	967	0
Outstanding balances for related party transactions [abstract]
Trade receivables	1
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	339	165	0
Electricity purchase	47,805	32,208	0
Outstanding balances for related party transactions [abstract]
Trade receivables	29	26
Trade payables	3,324	14,652
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	2,890	66	0
Electricity purchase	31,031	28,516	0
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	9	0	0
Omisan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	1	0	0
Electricity purchase	7	0	0
Thirty five Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales and others	773,289	831,596	1,275,279
KW Nuclear Components Co., Ltd
Disclosure of transactions between related parties [line items]
Service sales	96	0	0
Samsu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase	2,800	0	0
Outstanding balances for related party transactions [abstract]
Trade payables	1,300
Five Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Electricity purchase and Others	49,055	14,767	7,232
Eighteen Joint ventures (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables	84,150	58,839
Non-trade receivables and others	26,060	17,217
Non-trade payables and others	22,050	105,682
Korea Development Bank
Disclosure of transactions between related parties [line items]
Electricity sales	4,177	4,248	3,948
Dividend paid	256,862	17	20
Interest income	756	3,461	2,091
Interest expense	2,756	3,872	₩ 4,063
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	420,732	206,916
Non-trade payables and others	21,172	123
Accrued interest income	154	51
Derivative assets	₩ 59,139	20,167
Derivative liabilities		₩ 20,001